Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Sep. 29, 2022
C000237976 [Member]
Account Value [Line Items]
Account Value	$ 14,308	$ 13,732	$ 14,137	$ 13,687	$ 14,240	$ 13,540	$ 13,252	$ 13,357	$ 12,641	$ 11,787	$ 12,278	$ 12,644	$ 12,983	$ 12,270	$ 11,591	$ 12,392	$ 12,118	$ 12,094	$ 12,415	$ 11,717	$ 11,992	$ 10,963	$ 9,898	$ 10,000
Solactive GBS Global Markets All Cap Index ($15,007) [Member]
Account Value [Line Items]
Account Value	15,007	14,700	14,435	13,872	14,345	13,912	13,345	13,313	12,647	11,573	11,972	12,487	12,854	12,379	11,692	11,821	11,666	11,382	11,705	10,900	11,335	10,540	9,931	10,000
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return) ($15,302) [Member]
Account Value [Line Items]
Account Value	$ 15,302	$ 15,013	$ 14,744	$ 14,124	$ 14,677	$ 14,218	$ 13,625	$ 13,475	$ 12,830	$ 11,742	$ 12,100	$ 12,646	$ 12,959	$ 12,537	$ 11,817	$ 11,922	$ 11,733	$ 11,398	$ 11,674	$ 10,899	$ 11,369	$ 10,618	$ 9,909	$ 10,000